Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2020
Entity Registrant Name	Value Line Core Bond Fund
Entity Central Index Key	0000783316
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	May 01, 2021
VALUE LINE CORE BOND FUND | VALUE LINE CORE BOND FUND
Prospectus:
Trading Symbol	VAGIX